Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”)

Deutsche Bank Securities Inc. (“DBSI”)

German American Capital Corporation (“GACC”)

Cantor Commercial Real Estate Lending, L.P. (“CCRE”)

Citi Real Estate Funding Inc. (“CREFI”)

MUFG Union Bank, N.A. d/b/a MUFG Principal Commercial Capital (“MUFG”, together with GACC, CCRE, and CREFI, the “Loan Sellers”)

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Depositor, DBSI, Loan Sellers, Cantor Fitzgerald & Co., Citigroup Global Markets Inc., MUFG Securities Americas Inc., Academy Securities, Inc. and Drexel Hamilton, LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you on the procedures enumerated below with respect to CD 2019-CD8 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8 (the “Transaction”). GACC, CCRE, CREFI and Principal Real Estate Investors, LLC are responsible for the accuracy of the information contained in the Final Data File (the “Responsible Parties”). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the thirty-three (33) loans secured by fifty-eight (58) properties, herein referred to as the (“Underlying Collateral”), which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Parties, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005
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should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by Responsible Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the payment date occurring in August 2019, as provided by the Responsible Parties.
•	The following Microsoft Excel (“Excel”) file provided to us by Responsible Parties, which includes certain attributes related to the mortgage loans as of the Cut-off Date, shall be herein referred to as the “Final Data File”.

°	CD 2019-CD8_Combined Final Accounting Tape.xlsx
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

•	The phrase “Source Document” refers to the documents provided to us by the Responsible Parties related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Responsible Parties and used by us in performing the procedures enumerated below.

•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document included in the Loan File.
•	The phrase “Cash Management Agreement” refers to the signed cash management agreement as included in the Loan File.

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•	The phrase “Cross Collateralization Agreement” refers to the cross collateralization file document in the Loan File.
•	The phrase “Engineering Report” refers to a signed property condition assessment document included in the Loan File.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document included in the Loan File.
•	The phrase “Fee Schedule” refers to the fee schedule file document included in the Loan File.
•	The phrase “Franchise Agreement” refers to the franchise agreement file document included in the Loan File.
•	The phrase “Ground Lease” refers to the signed ground lease as included in the Loan File.
•	The phrase “Guaranty Agreement” refers to the guaranty and/or any riders or assumptions thereof, as contained in the Loan File.
•	The phrase “Historical Occupancy File” refers to the historical occupancy file document included in the Loan File.
•	The phrase “Insurance Summary” refers to the evidence of insurance file document included in the Loan File.
•	The phrase “Loan Agreement” refers to the signed loan agreement as included in the Loan File.
•	The phrase “Management Agreement” refers to the management agreement file document included in the Loan File.
•	The phrase “Mezzanine Loan Agreement” refers to the mezzanine loan agreement file document included in the Loan File.
•	The phrase “Non-Consolidation Opinion” refers to the non-consolidation opinion file document included in the Loan File.
•	The phrase “Rent Roll” refers to the borrower rent roll file document included in the Loan File.
•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.
•	The phrase “Settlement Statement” refers to the settlement statement or closing agreement file document included in the Loan File.
•	The phrase “Title Policy” refers to the signed title policy as included in the Loan File.
•	The phrase “TREPP” refers to the website www.trepp.com, which was referenced for information relating to prior securitizations.
•	The phrase “Underwriting File” refers to the underwriting file document included in the Loan File.

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From June 21, 2019 through August 1, 2019 the Responsible Parties provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”), (ii) recalculated certain Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”) or (iii) were instructed by the Responsible Parties to assume certain Specified Attributes set forth in the Final Data File were accurate, and therefore we did not perform any compare and agree or recalculation procedures (the “Company Provided Attributes”). The procedures with respect to the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A. The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, the underlying attributes were compared and agreed to the corresponding Source Documents. In the performance of our procedures noted below, any differences that were identified within the defined (by the Responsible Parties) tolerance level (if any) listed in Exhibit A, were considered to be in agreement. For each Specified Attribute, the difference was calculated based on the total number of extended digits indicated in the Final Date File. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C, or denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

Washington, D.C.

August 1, 2019

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005
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CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

Exhibits

Exhibit A – Specified Attributes

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

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CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

Exhibit A - Specified Attributes

#	Specified Attribute	Source Document	Tolerance Levels
1	Mortgage Loan Originator	Loan Agreement	None
2	Mortgage Loan Seller	Loan Agreement	None
3	Properties Per Loan	None - Company Provided	None
4	Property Name	None - Company Provided	None
5	Address	Appraisal Report	None
6	City	Appraisal Report	None
7	County	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip Code	Appraisal Report	None
10	Property Type	Appraisal Report	None
11	Property Sub-Type	Appraisal Report	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Appraisal Report	None
14	Units/Rentable Square Ft.	Underwriting File; Rent Roll	None
15	Primary Unit of Measure	Underwriting File; Rent Roll	None
16	Cut-off Balance per Unit	Recalculation	None
17	Original Balance	Loan Agreement	$1.00
18	Cut-off Date	None - Company Provided	None
19	Cut-off Balance	Recalculation	$1.00
20	% of Total Cut-off Date Pool Balance	Recalculation	None
21	Sort	None - Company Provided	None
22	LTV at Cut-off	Recalculation	None
23	Maturity Balance	Recalculation	$1.00
24	LTV at Maturity	Recalculation	None
25	U/W NOI Debt Yield	Recalculation	None
26	U/W NCF Debt Yield	Recalculation	None
27	NOI Debt Yield at Maturity	Recalculation	None
28	NCF Debt Yield at Maturity	Recalculation	None
29	Appraisal Value	Appraisal Report	None
30	Date of Valuation	Appraisal Report	None
31	Appraiser Designation	Appraisal Report	None
32	Appraisal Value As Is / Stabilized	Appraisal Report	None
33	"As is" Appraisal Value	Appraisal Report	None
34	"As is" Date of Valuation	Appraisal Report	None
35	"As is" Cut-off Date LTV	Recalculation	None
36	Reserve Adjusted Loan Amount	Loan Agreement	None

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CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

#	Specified Attribute	Source Document	Tolerance Levels

37	Unadjusted LTV at Cut-off	Recalculation	None
38	Unadjusted Maturity Date LTV Ratio	Recalculation	None
39	Unadjusted U/W NOI Debt Yield	Recalculation	None
40	Unadjusted U/W NCF Debt Yield	Recalculation	None
41	FIRREA Eligible (Yes/No)	Appraisal Report	None
42	Note Date	Loan Agreement	None
43	First Payment Date	Loan Agreement	None
44	Interest Rate	Loan Agreement	None
45	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
46	Monthly Debt Service Payment (Initial)	Recalculation	None
47	Monthly Debt Service Payment (After IO)	Loan Agreement	None
48	Grace Period (Default)	Loan Agreement	None
49	Grace Period (Late Fee)	Loan Agreement	None
50	Payment Day	Loan Agreement	None
51	Original Amort. Term (Months)	Recalculation	None
52	Original Balloon Term (Months)	Recalculation	None
53	Original Interest Only Period (Months)	Loan Agreement	None
54	Seasoning as of Cut-off Date (Months)	Recalculation	None
55	Remaining Term to Amortization (Months)	Recalculation	None
56	Remaining Term to Maturity (Months)	Recalculation	None
57	Rem IO Period	Recalculation	None
58	Maturity/ARD Date	Loan Agreement	None
59	ARD (Yes/No)	Loan Agreement	None
60	Final Maturity Date	Loan Agreement	None
61	LockBox Type	Loan Agreement; Cash Management Agreement	None
62	Cash Management	Loan Agreement; Cash Management Agreement	None

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CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

#	Specified Attribute	Source Document	Tolerance Levels

63	Excess Cash Trap Trigger	Loan Agreement; Cash Management Agreement	None
64	Prepayment Provision	Recalculation	None
65	Lockout Expiration Date	Loan Agreement	None
66	Prepayment / Defeasance Begin Date	Recalculation	None
67	Prepayment / Defeasance End Date	Recalculation	None
68	Prepayment Type	Loan Agreement	None
69	Amortization Type	Loan Agreement	None
70	Lien Position	Title Policy	None
71	Ownership Interest	Title Policy	None
72	Ground Lease Expiration Date	Ground Lease	None
73	Ground Lease Extension Options	Ground Lease	None
74	Annual Ground Lease Payment ($)	Ground Lease	None
75	Cross-Collateralized	Cross Collateralization Agreement	None
76	Pari Passu Controlling Note (Yes/No)	None - Company Provided	None
77	Non-Trust Pari Passu Original Balance	Recalculation	$1.00
78	Non-Trust Pari Passu Cut-off Date Balance	Recalculation	$1.00
79	Non-Trust Pari Passu Balloon Balance	Recalculation	$1.00
80	Non-Trust Pari Passu Monthly Debt Service Payment (Initial)	Recalculation	None
81	Non-Trust Pari Passu Monthly Debt Service Payment (After IO)	Recalculation	None
82	Existing Additional Sub Debt (Yes/No)	Mezzanine Loan Agreement	None
83	Existing Additional Sub Debt Amount	Mezzanine Loan Agreement	None
84	Existing Additional Sub Debt Description	Mezzanine Loan Agreement	None
85	Total Debt Cut-off Balance per Unit	Recalculation	None
86	Total Debt Balance per Unit at Maturity	Recalculation	None
87	Total Debt LTV at Cut-off	Recalculation	None
88	Total Debt LTV at Maturity	Recalculation	None
89	Total Debt U/W NOI Debt Yield	Recalculation	None
90	Total Debt U/W NCF Debt Yield	Recalculation	None
91	Total Debt NOI Debt Yield at Maturity	Recalculation	None

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CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

#	Specified Attribute	Source Document	Tolerance Levels

92	Total Debt NCF Debt Yield at Maturity	Recalculation	None
93	Total Debt UW NOI DSCR (After IO Period)	Recalculation	None
94	Total Debt UW NCF DSCR (After IO Period)	Recalculation	None
95	Future Debt Permitted (Yes/No)	Loan Agreement	None
96	Future Debt Permitted Type	Loan Agreement	None
97	Future Debt Description	Loan Agreement	None
98	Partial Prepay or Release Allowed (Yes/No)	Loan Agreement	None
99	Partial Prepayment or Release Description	Loan Agreement	None
100	Substitution Allowed (Yes/No)	Loan Agreement	None
101	Substitution Description	Loan Agreement	None
102	Third Most Recent Occupancy	Underwriting File; Historical Occupancy File	None
103	Third Most Recent Occupancy Date	Underwriting File; Historical Occupancy File	None
104	Second Most Recent Occupancy	Underwriting File; Historical Occupancy File	None
105	Second Most Recent Occupancy Date	Underwriting File; Historical Occupancy File	None
106	Most Recent Physical Occupancy	Underwriting File; Rent Roll	None
107	Most Recent Rent Roll/Census Date	Underwriting File; Rent Roll	None
108	Major Tenant Name # 1	Underwriting File; Rent Roll	None
109	Major Tenant Sq. Ft. # 1	Underwriting File; Rent Roll	None
110	Major Tenant Lease Expiration Date # 1	Underwriting File; Rent Roll	None
111	Major % of Sq. Ft. # 1	Recalculation	None
112	Major Tenant Name # 2	Underwriting File; Rent Roll	None
113	Major Tenant Sq. Ft. # 2	Underwriting File; Rent Roll	None
114	Major Tenant Lease Expiration Date # 2	Underwriting File; Rent Roll	None
115	Major % of Sq. Ft. # 2	Recalculation	None
116	Major Tenant Name # 3	Underwriting File; Rent Roll	None
117	Major Tenant Sq. Ft. # 3	Underwriting File; Rent Roll	None
118	Major Tenant Lease Expiration Date # 3	Underwriting File; Rent Roll	None
119	Major % of Sq. Ft. # 3	Recalculation	None

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CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

#	Specified Attribute	Source Document	Tolerance Levels
120	Major Tenant Name # 4	Underwriting File; Rent Roll	None
121	Major Tenant Sq. Ft. # 4	Underwriting File; Rent Roll	None
122	Major Tenant Lease Expiration Date # 4	Underwriting File; Rent Roll	None
123	Major % of Sq. Ft. # 4	Recalculation	None
124	Major Tenant Name # 5	Underwriting File; Rent Roll	None
125	Major Tenant Sq. Ft. # 5	Underwriting File; Rent Roll	None
126	Major Tenant Lease Expiration Date # 5	Underwriting File; Rent Roll	None
127	Major % of Sq. Ft. # 5	Recalculation	None
128	Most Recent # of Months	Underwriting File	None
129	Most Recent Operating Statement Date	Underwriting File	None
130	Most Recent EGI	Underwriting File	$1.00
131	Most Recent Expenses	Underwriting File	$1.00
132	Most Recent NOI	Underwriting File	$1.00
133	Most Recent Capital Items	Underwriting File	$1.00
134	Most Recent NCF	Underwriting File	$1.00
135	Second Most Recent Operating Statement Date	Underwriting File	None
136	Second Most Recent EGI	Underwriting File	$1.00
137	Second Most Recent Expenses	Underwriting File	$1.00
138	Second Most Recent NOI	Underwriting File	$1.00
139	Second Most Recent Capital Items	Underwriting File	$1.00
140	Second Most Recent NCF	Underwriting File	$1.00
141	Third Most Recent Operating Statement Date	Underwriting File	None
142	Third Most Recent EGI	Underwriting File	$1.00
143	Third Most Recent Expenses	Underwriting File	$1.00
144	Third Most Recent NOI	Underwriting File	$1.00
145	Third Most Recent Capital Items	Underwriting File	$1.00
146	Third Most Recent NCF	Underwriting File	$1.00
147	UW NCF DSCR (Current)	Recalculation	None
148	UW NCF DSCR (After IO Period)	Recalculation	None
149	UW NOI DSCR (Current)	Recalculation	None
150	UW NOI DSCR (After IO Period)	Recalculation	None
151	UW Revenues	Underwriting File	$1.00

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CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

#	Specified Attribute	Source Document	Tolerance Levels

152	UW EGI	Underwriting File	$1.00
153	UW Expenses	Underwriting File	$1.00
154	UW NOI	Underwriting File	$1.00
155	UW Replacement Reserves	Underwriting File	$1.00
156	UW TI/LC	Underwriting File	$1.00
157	UW NCF	Underwriting File	$1.00
158	UW Vacancy	Underwriting File	None
159	ADR ($)	Underwriting File	None
160	RevPAR ($)	Underwriting File	None
161	Replacement Reserve taken at Closing	Loan Agreement; Settlement Statement	None
162	Monthly Replacement Reserve	Loan Agreement; Settlement Statement	None
163	Replacement Reserve Cap	Loan Agreement	None
164	Replacement Reserve Interest to Borrower	Loan Agreement	None
165	TI/LC taken at Closing	Loan Agreement; Settlement Statement	None
166	Monthly TI/LC	Loan Agreement; Settlement Statement	None
167	TI/LC Reserve Cap	Loan Agreement	None
168	TI/LC Reserve Interest to Borrower	Loan Agreement	None
169	Tax at Closing	Loan Agreement; Settlement Statement	None
170	Monthly Tax Constant / Escrow	Loan Agreement; Settlement Statement	None
171	Tax Reserve Interest to Borrower	Loan Agreement	None
172	Insurance at Closing	Loan Agreement; Settlement Statement	None
173	Monthly Insurance Constant / Escrow	Loan Agreement; Settlement Statement	None
174	Insurance Reserve Interest to Borrower	Loan Agreement	None
175	Engineering Reserve taken at Closing	Loan Agreement; Settlement Statement	None
176	Engineering Reserve Interest to Borrower	Loan Agreement	None
177	Confirm Required Repairs are escrowed at 125% (Yes/No)	Loan Agreement; Settlement Statement	None
178	Other Reserve at Closing	Loan Agreement; Settlement Statement	None
179	Monthly Other Reserve	Loan Agreement; Settlement Statement	None
180	Description Other Reserve	Loan Agreement; Settlement Statement	None
181	Other Reserve Cap	Loan Agreement	None
182	Other Reserve Interest to Borrower	Loan Agreement	None
183	Borrower	Loan Agreement	None

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CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

#	Specified Attribute	Source Document	Tolerance Levels
184	Related Principal	Recalculation	None
185	Owner Occupancy > 5%	Recalculation	None
186	Sponsor	Guaranty Agreement	None
187	Earthquake Insurance (Y/N)	Insurance Summary	None
188	Terrorism Insurance (Y/N)	Insurance Summary	None
189	Windstorm Insurance (Y/N)	Insurance Summary	None
190	Environmental Insurance (Y/N)	Insurance Summary	None
191	In Flood Zone (Y/N)	Engineering Report	None
192	Date of Engineering Report	Engineering Report	None
193	Date of Phase I Report	Environmental Report	None
194	Date of Phase II Report (if applicable)	Environmental Report	None
195	Date of Seismic Report	Seismic Report	None
196	PML/SEL (%)	Seismic Report	None
197	Franchise Flag	Franchise Agreement	None
198	Franchise Agreement Expiration Date	Franchise Agreement	None
199	SPE	Loan Agreement	None
200	Independent Director (Yes/No)	Loan Agreement	None
201	Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion	None
202	Single Tenant (Yes/No)	Underwriting File; Rent Roll	None
203	Guarantor	Guaranty Agreement	None
204	Property Manager	Management Agreement	None
205	TIC	Loan Agreement	None
206	Is Borrower a DST (Delaware Statutory Trust)?	Loan Agreement	None
207	Loan Purpose	Settlement Statement	None
208	Previous Securitization	TREPP	None
209	Assumption Fee	Loan Agreement	None
210	Letter of Credit	Loan Agreement	None
211	Earnout/Holdback	Loan Agreement	None
212	Earnout/Holdback Description	Loan Agreement	None
213	Total Administrative Fee	Fee Schedule	None
214	Sub Serviced (Y/N)	Fee Schedule	None
215	Sub Servicer Name	Fee Schedule	None
216	Sub Servicer Cashiering	Fee Schedule	None
217	Sub Servicer Fee Rate	Fee Schedule	None
218	Pari Passu Primary Servicing Fee	Fee Schedule	None

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CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

#	Specified Attribute	Source Document	Tolerance Levels
219	Master	Fee Schedule	None
220	Primary	Fee Schedule	None
221	Trustee/Administrator Fee	Fee Schedule	None
222	Operating Advisor + ARR Fee	Fee Schedule	None
223	CREFC Fee	Fee Schedule	None
224	EU Reporting	Fee Schedule	None
225	Credit Estimate (M/F/D)	Fee Schedule	None
226	Loan Status	None - Company Provided	None

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CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
16	Cut-off Balance per Unit	Quotient of (i) Cut-off Balance and (ii) Units/Rentable Square Ft.
19	Cut-off Balance	For "Interest Only" loans or "Interest Only, Then Amortizing" loans, set equal to Original Balance.

For "Amortizing Balloon" loans, a computation of the principal balance outstanding as of the Cut-off Date based upon the respective loan's (i) Original Balance, (ii) Monthly Debt Service Payment (After IO), (iii) Interest Calculation (30/360 / Actual/360) and (iv) Interest Rate.
20	% of Total Cut-off Date Pool Balance	Quotient of (i) Cut-off Balance and (ii) the sum of the total pool Cut-off Balance.
22	LTV at Cut-off	Quotient of (i) the sum of (a) Cut-off Balance and (b) Non-Trust Pari Passu Cut-off Date Balance (if applicable) and (ii) Appraisal Value.
23	Maturity Balance	For "Interest Only" loans, set equal to the Original Balance.

For "Interest Only, Then Amortizing" and "Amortizing Balloon" loans a computation of the principal balance outstanding as of the respective loan’s Maturity Date based upon the respective loan’s (i) Original Balance, (ii) Original Interest Only Period
(Months), (iii) Monthly Debt Service Payment (After IO), (iv) Interest Calculation (30/360 / Actual/360) and (v) Interest Rate.
24	LTV at Maturity	Quotient of (i) the sum of (a) Maturity Balance and (b) Non-Trust Pari Passu Balloon Balance (if applicable) and (ii) Appraisal Value.
25	U/W NOI Debt Yield	Quotient of (i) UW NOI and (ii) the sum of (a) Cut-off Balance and (b) Non-Trust Pari Passu Cut-off Date Balance (if applicable).
26	U/W NCF Debt Yield	Quotient of (i) UW NCF and (ii) the sum of (a) Cut-off Balance and (b) Non-Trust Pari Passu Cut-off Date Balance (if applicable).
27	NOI Debt Yield at Maturity	Quotient of (i) UW NOI and (ii) the sum of (a) Maturity Balance and (b) Non-Trust Pari Passu Balloon Balance (if applicable).
28	NCF Debt Yield at Maturity	Quotient of (i) UW NCF and (ii) (ii) the sum of (a) Maturity Balance and (b) Non-Trust Pari Passu Balloon Balance (if applicable).

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CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

#	Specified Attribute	Recalculation Methodology
35	"As is" Cut-off Date LTV	Quotient of (i) the sum of (a) Cut-off Balance and (b) Non-Trust Pari Passu Cut-off Date Balance (if applicable) and (ii) "As is" Appraisal Value.
37	Unadjusted LTV at Cut-off	Quotient of (i) the sum of (a) Cut-off Balance and (b) Non-Trust Pari Passu Cut-off Date Balance (if applicable) and (ii) Appraisal Value. “NAP” for loans without an Earnout/Holdback.
38	Unadjusted Maturity Date LTV Ratio	Quotient of (i) the sum of (a) Maturity Balance and (b) Non-Trust Pari Passu Balloon Balance (if applicable) and (ii) Appraisal Value. “NAP” for loans without an Earnout/Holdback.
39	Unadjusted U/W NOI Debt Yield	Quotient of (i) UW NOI and (ii) the sum of (a) Cut-off Balance and (b) Non-Trust Pari Passu Cut-off Date Balance (if applicable). “NAP” for loans without an Earnout/Holdback.
40	Unadjusted U/W NCF Debt Yield	Quotient of (i) UW NCF and (ii) the sum of (a) Cut-off Balance and (b) Non-Trust Pari Passu Cut-off Date Balance (if applicable). “NAP” for loans without an Earnout/Holdback.
46	Monthly Debt Service Payment (Initial)	For "Interest Only" or "Interest Only, Then Amortizing" loans, the product of (i) Original Balance, (ii) Interest Calculation (30/360 / Actual/360), and (iii) the quotient of (a) the Interest Rate, and (b) 12.

For "Amortizing Balloon" loans, the Monthly Debt Service Payment (After IO).
51	Original Amort. Term (Months)	Computation in which the number of payments required to fully amortize the loan based on the (i) Monthly Debt Service Payment (After IO) (ii) Interest Rate and (iii) Original Balance.
52	Original Balloon Term (Months)	Count of the number of monthly payment dates from and inclusive of the respective loan’s (i) First Payment Date and (ii) Maturity Date/ARD Date.
54	Seasoning as of Cut-off Date (Months)	Count of the number of monthly payment dates from and inclusive of (i) First Payment Date, to and inclusive of (ii) Cut-off Date.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005
T: (202) 414-1000, www.pwc.com/us	15

CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

#	Specified Attribute	Recalculation Methodology

55	Remaining Term to Amortization (Months)	For "Interest Only" loans, set equal to zero.

For "Interest Only, Then Amortizing" loans, if Seasoning as of Cut-off Date (Months) is greater than Original Interest Only Period (Months) then the difference of (i) Original Amort. Term (Months) and (ii) the difference of (a) Seasoning as of Cut-off Date (Months) and (b) Original Interest Only Period (Months). If Seasoning as of Cut-off Date (Months) is less than Original Interest Only Period (Months), set equal to Original Amort. Term (Months).

For "Amortizing Balloon" loans, the difference between (ii) Original Amort. Term (Months) and (ii) Seasoning as of Cut-off Date (Months).
56	Remaining Term to Maturity (Months)	Difference between (i) Original Balloon Term(Months) and (ii) Seasoning as of Cut-off Date (Months).
57	Rem IO Period	For "Interest Only" or "Interest Only, Then Amortizing" loans, the difference between (i) Original Interest Only Period (Months) and (ii) Seasoning as of Cut-off Date (Months).
64	Prepayment Provision	Count of the number of monthly payments occurring during each segment of the (i) lockout period, (ii) fixed prepayment premium period, (iii) yield maintenance period, (iv) defeasance period, and (v) window period, as applicable.
66	Prepayment / Defeasance Begin Date	The day after the Lockout Expiration Date.
67	Prepayment / Defeasance End Date	The day before the open prepayment commencement date, as stated in the Loan Agreement.
77	Non-Trust Pari Passu Original Balance	For pari passu loans, the difference between (i) original balance per the Loan Agreement (ii) the Original Balance.
78	Non-Trust Pari Passu Cut-off Date Balance	For "Interest Only" loans or "Interest Only, Then Amortizing" loans, set equal to Non-Trust Pari Passu Original Balance.

For "Amortizing Balloon" loans, a computation of the principal balance outstanding as of the Cut-off Date based upon the respective loan's (i) Non-Trust Pari Passu Original Balance, (ii) Original Amort. Term (Months), (iii) Interest Calculation (30/360 / Actual/360) and (iv) Interest Rate.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005
T: (202) 414-1000, www.pwc.com/us	16

CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

#	Specified Attribute	Recalculation Methodology

79	Non-Trust Pari Passu Balloon Balance	For "Interest Only" loans, set equal to the Non-Trust Pari Passu Original Balance.

For "Interest Only, Then Amortizing" and "Amortizing Balloon" loans a computation of the principal balance outstanding as of the respective loan’s Maturity Date based upon the respective loan’s (i) Non-Trust Pari Passu Original Balance, (ii) Original Interest Only Period
(Months), (iii) Original Amort. Term (Months), (iv) Interest Calculation (30/360 / Actual/360) and (v) Interest Rate.
80	Non-Trust Pari Passu Monthly Debt Service Payment (Initial)	For "Interest Only" or "Interest Only, Then Amortizing" loans, the product of (i) Non-Trust Pari Passu Original Balance, (ii) Interest Calculation (30/360 / Actual/360), and (iii) the quotient of (a) the Interest Rate, and (b) 12.

For "Amortizing Balloon" loans, the difference of the (i) monthly payment as stated in the Loan Agreement and (ii) Monthly Debt Service Payment (After IO).
81	Non-Trust Pari Passu Monthly Debt Service Payment (After IO)	For "Interest Only" loans, the product of (i) Non-Trust Pari Passu Original Balance, (ii) Interest Calculation (30/360 / Actual/360), and (iii) the quotient of (a) the Interest Rate, and (b) 12.

For "Amortizing Balloon" or "Interest Only, Then Amortizing" loans, the difference of the (i) monthly payment as stated in the Loan Agreement and (ii) Monthly Debt Service Payment (After IO).
85	Total Debt Cut-off Balance per Unit	Quotient of (i) the sum of (a) Cut-off Date Balance (b) Non-Trust Pari Passu Cut-off Date Balance (if applicable) and (c) Existing Additional Sub Debt Amount and (ii) the Units/Rentable Square Ft.
86	Total Debt Balance per Unit at Maturity	Quotient of (i) total debt maturity balance and (ii) Units/Rentable Square Ft.
87	Total Debt LTV at Cut-off	Quotient of (i) the sum of (a) Cut-off Date Balance (b) Non-Trust Pari Passu Cut-off Date Balance (if applicable) and (c) Existing Additional Sub Debt Amount and (ii) Appraisal Value.
88	Total Debt LTV at Maturity	Quotient of (i) total debt maturity balance and (ii) Appraisal Value.
89	Total Debt U/W NOI Debt Yield	Quotient of (i) UW NOI and (ii) the sum of (a) Cut-off Date Balance (b) Non-Trust Pari Passu Cut-off Date Balance (if applicable) and (c) Existing Additional Sub Debt Amount.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005
T: (202) 414-1000, www.pwc.com/us	17

CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

#	Specified Attribute	Recalculation Methodology

90	Total Debt U/W NCF Debt Yield	Quotient of (i) UW NCF and (ii) the sum of (a) Cut-off Date Balance (b) Non-Trust Pari Passu Cut-off Date Balance (if applicable) and (c) Existing Additional Sub Debt Amount.
91	Total Debt NOI Debt Yield at Maturity	Quotient of (i) UW NOI and (ii) total debt maturity balance.
92	Total Debt NCF Debt Yield at Maturity	Quotient of (i) UW NCF and (ii) total debt maturity balance.
93	Total Debt UW NOI DSCR (After IO Period)	Quotient of respective loan's (i) UW NOI and (ii) the product of (1) the sum of the (a) Monthly Debt Service Payment (After IO) (b) Non-Trust Pari Passu Monthly Debt Service Payment (After IO) and (c) the existing additional financing monthly debt service payment and (2) 12.
94	Total Debt UW NCF DSCR (After IO Period)	Quotient of respective loan's (i) UW NCF and (ii) the product of (1) the sum of the (a) Monthly Debt Service Payment (After IO) (b) Non-Trust Pari Passu Monthly Debt Service Payment (After IO) and (c) the existing additional financing monthly debt service payment and (2) 12.
111	Major % of Sq. Ft. # 1	Quotient of (i) Major Tenant Sq. Ft. # 1 and (ii) Units/Rentable Square Ft.
115	Major % of Sq. Ft. # 2	Quotient of (i) Major Tenant Sq. Ft. # 2 and (ii) Units/Rentable Square Ft.
119	Major % of Sq. Ft. # 3	Quotient of (i) Major Tenant Sq. Ft. # 3 and (ii) Units/Rentable Square Ft.
123	Major % of Sq. Ft. # 4	Quotient of (i) Major Tenant Sq. Ft. # 4 and (ii) Units/Rentable Square Ft.
127	Major % of Sq. Ft. # 5	Quotient of (i) Major Tenant Sq. Ft. # 5 and (ii) Units/Rentable Square Ft.
147	UW NCF DSCR (Current)	Quotient of (i) UW NCF and (ii) the product of (1) the sum of (a) Monthly Debt Service Payment (Initial) and (b) Non-Trust Pari Passu Monthly Debt Service Payment (Initial) and (2) 12.
148	UW NCF DSCR (After IO Period)	Quotient of (i) UW NCF and (ii) the product of (1) the sum of (a) Monthly Debt Service Payment (After IO) and (b) Non-Trust Pari Passu Monthly Debt Service Payment (After IO) and (2) 12.
149	UW NOI DSCR (Current)	Quotient of (i) UW NOI and (ii) the product of (1) the sum of (a) Monthly Debt Service Payment (Initial) and (b) Non-Trust Pari Passu Monthly Debt Service Payment (Initial) and (2) 12.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005
T: (202) 414-1000, www.pwc.com/us	18

CD 2019-CD8, Commercial Mortgage Pass-Through Certificates, Series 2019-CD8

#	Specified Attribute	Recalculation Methodology

150	UW NOI DSCR (After IO Period)	Quotient of (i) UW NOI and (ii) the product of (1) the sum of (a) Monthly Debt Service Payment (After IO) and (b) Non-Trust Pari Passu Monthly Debt Service Payment (After IO) and (2) 12.
184	Related Principal	“Yes”, for count of Guarantor greater than 1.
185	Owner Occupancy > 5%	“Yes”, for loans with a quotient of (i) owner occupied sq. ft. and (ii) Units/Rentable Square Ft. greater than 5%.

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005
T: (202) 414-1000, www.pwc.com/us	19

Exhibit C – Additional Company Provided Attributes

Below is a list of the additional Specified Attributes provided to us by the Loan Sellers. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A and B.

#	Specified Attribute	Loan ID	Provided Value
198	Franchise Agreement Expiration Date	18.01	4/1/2036
198	Franchise Agreement Expiration Date	18.02	6/1/2037
198	Franchise Agreement Expiration Date	18.03	12/21/2031
198	Franchise Agreement Expiration Date	18.04	11/30/2033
198	Franchise Agreement Expiration Date	18.05	2/28/2034
198	Franchise Agreement Expiration Date	18.06	8/12/2030
198	Franchise Agreement Expiration Date	18.07	8/31/2034
198	Franchise Agreement Expiration Date	18.08	1/25/2022
198	Franchise Agreement Expiration Date	18.09	6/30/2034
198	Franchise Agreement Expiration Date	18.10	12/28/2021
71	Ownership Interest	18.03	Fee Simple
71	Ownership Interest	18.04	Fee Simple
71	Ownership Interest	18.06	Fee Simple
74	Annual Ground Lease Payment ($)	18.03	$73,675
74	Annual Ground Lease Payment ($)	18.05	$69,396
74	Annual Ground Lease Payment ($)	18.10	$59,400

PricewaterhouseCoopers LLP, 600 13th Street NW, Washington DC 20005
T: (202) 414-1000, www.pwc.com/us	20